SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2025
Buildings [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	4 years
Buildings [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	40 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	2 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	15 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	5 to 10 years or over the lease term, whichever is shorter
Motor vehicles [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	5 years